Related Party Balances and Transactions - Provision of service (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Provision of service	¥ 306,528	¥ 167,180	¥ 122,687
Forseven Limited and its affiliate
Related Party Balances and Transactions
Provision of service	201,063
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Provision of service	101,381	166,027	120,967
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Provision of service	3,017
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Provision of service	¥ 1,067	¥ 1,153	1,683
Beijing Weixu Business Consulting Co., Ltd.
Related Party Balances and Transactions
Provision of service			¥ 37